STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income
Accumulated unrealized gain on available-for-sale marketable securities	$ 107	$ 270
Accumulated unrealized gain on foreign currency cash flows hedges, net	330	517	(659)
Accumulated other comprehensive income	$ 437	$ 787